Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets
Other Assets

(10) Other Assets

        The Company's other assets consisted of the following (in thousands):

	December 31,
	2011	2010
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively	$266,620	$206,862
Leasing costs, net	92,288	86,676
Deferred debt issuance costs, net	35,649	23,541
Goodwill	50,346	50,346
Marketable equity securities	17,053	—
Other	23,502	55,461

Total other assets	$485,458	$422,886

        In June 2011 the Company purchased approximately $22.4 million of marketable equity securities. At December 31, 2011, the Company incurred a $5.4 million impairment for these securities as it concluded the deficiency in value of such securities below their carrying value was other-than-temporary.

        During the year ended December 31, 2010, the Company sold marketable debt securities for $174.2 million, which resulted in gains of approximately $13.4 million. During the year ended December 31, 2010, the Company sold marketable equity securities for $4.8 million, which resulted in gains of approximately $1.1 million. Realized gains, losses and impairments on marketable securities are included in other income, net in the consolidated statements of income.